Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Major components of tax expense (income) [text block]
	Year ended December 31,
	2021	2022	2023
Current income taxes	$(4,109)	$(7,434)	$(6,769)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	852	141	(458)
Deferred taxes	3,452	(1,542)	531
Income tax benefit (expense)	$194	$(8,835)	$(6,697)
Income tax benefit (expense) attributable to:
Continuing operations	$(43)	$(8,835)	$(6,697)
Discontinued operations	$237	$-	$-

Reconciliation of accounting profit multiplied by applicable tax rates [text block]
	Year ended December 31,
	2021	2022	2023
Income (loss) from continuing operations before income taxes	$(43,106)	$23,870	$159,997
Tax benefit (expense) at nominal tax rate in Norway	9,483	(5,251)	(35,199)
Effect of different tax rates applied by subsidiaries	(7,958)	1,408	25,455
Permanent differences:
Tax effect of translation differences exempted for tax	358	(320)	1,171
Tax effect of financial items exempted from tax	(193)	480	665
Withholding taxes (paid) credited	(324)	299	270
Net other permanent differences (not) tax deductible	(1,990)	(3,585)	(3,384)
Other effects:
Change in income tax losses carried forward	(227)	(462)	2,851
Change in share-based remuneration	-	-	2,598
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	852	141	(458)
Change in withholding taxes and restricted interest deduction carried forward	147	(1,564)	(601)
Change in tax rate	(190)	21	(64)
Income tax expense for the year	$(43)	$(8,835)	$(6,697)
Effective tax rate	0.1%	(37.0)%	(4.2)%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As of December 31,
	2022	2023
Property, equipment, and intangible assets	$20,466	$20,016
Share-based remuneration	-	(4,094)
Trade receivables	(300)	(367)
Intra-group interest costs subject to limitations (1)	(8,066)	(7,648)
Withholding tax expected to be credited (credit method)	(216)	(34)
Tax losses carried forward	(5,399)	(5,247)
Other	(606)	(947)
Net deferred tax liability	$5,878	$1,679
Recognized and classified as:
Deferred tax assets	$1,473	$1,133
Deferred tax liabilities	$7,352	$2,813

Disclosure of changes in deferred taxes [text block]
	Year ended December 31,
	2022	2023
Net deferred tax liability as of January 1	$4,209	$5,878
Expense (benefit) in the Statement of Operations	1,542	(531)
Deferred tax recognized in equity (1)	-	(3,674)
Expense (benefit) in the Statement of Comprehensive Income	127	6
Net deferred tax liability as of December 31	$5,878	$1,679